Other revenues and expenses - Research and Development Expense and Tax Credit Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	$ 9,714
Research and development costs	53,018	$ 47,353	$ 52,200
Research tax credit	(5,374)	(4,622)	(6,328)
Government and other grants	(1,834)	(4,888)	(3,621)
Development costs capitalized (*)	(22,328)	(13,808)	(18,297)
Amortization of capitalized development costs	2,642	2,575	2,460
Total research and development expense	26,124	26,610	26,414
Research tax credit	$ (2,145)	$ (1,924)	$ (1,587)